UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

x	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2013 to December 31, 2013

Date of Report (Date of earliest event reported):

December 31, 2013

Santander UK plc[1]

(Exact name of securitizer as specified in its charter)

025-00440	0001087711
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Thomas Ranger, +44 20 7756 6303

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ÿ

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ÿ

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ÿ

1	Santander UK plc, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities issued in securitization programs sponsored by it and outstanding during the fourth quarterly reporting period in 2013 in the residential mortgage asset class, and issued and offered by the issuing entities Fosse Master Issuer PLC and Holmes Master Issuer PLC in either offerings registered under the U.S. Securities Act of 1933, as amended (the Securities Act) or in reliance on Rule 144A under the Securities Act. The information included in this Form does not include Santander UK plc's securitization programs under which asset-backed securities are issued and sold solely in offerings outside the United States in reliance on Regulation S under the Securities Act.

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

There is no activity to report for the fourth quarterly period in 2013 with respect to asset-backed securities issued by Fosse Master Issuer PLC. Please refer to Form ABS-15G filed by Santander UK plc, as securitizer, on November 6, 2013 with respect to the third quarterly reporting period July 1, 2013 to September 30, 2013 for Fosse Master Issuer PLC.

The following table sets forth activity for the fourth quarterly period in 2013 with respect to asset-backed securities issued by Holmes Master Issuer PLC.

Rule 15Ga-1 Periodic Filing for Holmes Master Issuer PLC under its Residential Mortgage Backed Note Programme

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator [1]			Assets That Were Subject of Demand [2]			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($) [3]	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class: Residential Mortgage Loans[4]
Issuing Entity: Holmes Master Issuer PLC
(1) Series 2010-1 Issuance (issued on 12 November 2010, stated as at 8 October 2010 cut-off date)[5]		Santander UK plc	135,820	22,413,583,709.02	100.00%
(2) Series 2011-1 Issuance (issued on 9 February 2011, stated as at 8 December 2010 cut-off date)		Santander UK plc	131,722	21,336,403,177.89	100.00%

1 The total assets for columns (d), (e) and (f) are reported by reference to each issuance by the issuing entity, Holmes Master Issuer PLC, as this is not a stand-alone securitisation (but a master trust). Accordingly, information as to assets that were the subject of demand and repurchased for this quarterly period is shown in row (10) in respect of the issuing entity. For each row, per issuance, the total assets and outstanding principal balances of assets in the pool are reported. Row (10) for columns (d), (e) and (f) also shows the number of total assets in the entire asset pool backing the issuances by Holmes Master Issuer PLC as at 31 December 2013 for the purpose of calculating the percentages of the repurchases for the fourth quarterly reporting period.

2 The assets that were subject to repurchase as a result of breaches of representations and warranties in relation to asset-backed securities issued by Holmes Master Issuer PLC are shown in row (10) for columns (g) to (x).

3 The total principal balance for these assets is originally stated in pounds sterling (GBP), being the underlying currency of the assets. For the purpose of this filing, the original sterling amount has been converted to US Dollars using historic exchange rates for GBP to USD conversions as provided by Bloomberg for the relevant reference date. For the amounts provided for issuances of asset-backed securities by Holmes Master Issuer PLC, the relevant reference date for the exchange rate is the portfolio cut-off date stated in column (a). For the outstanding principal balance of total assets in the entire pool in row (10), the relevant reference date for the exchange rate is the quarterly period end date stated in column (a). If, in each case, the relevant reference date did not fall on a London business day, the exchange rate provided by Bloomberg for the next following London business day is used; unless such London business day fell in another calendar month, in which case the exchange rate provided by Bloomberg for the immediately preceding London business day is used.

4 These are residential mortgage loans secured over properties located in England, Wales and Scotland.

5 The numbers of loan accounts and total balances stated for columns (d) and (e) for all issuances by Holmes Master Issuer PLC are stated as at a portfolio cut-off date for each such issuance. The portfolio cut-off date is the relevant reference date for the statistical information on the portfolio included in the offering document for each issuance.

(3) Series 2011-2 Issuance (issued on 25 March 2011, stated as at 8 December 2010 cut-off date)	Santander UK plc	131,722	21,336,403,177.89	100.00%
(4) Series 2011-3 Issuance (issued on 21 September 2011, stated as at 8 August 2011 cut-off date)	Santander UK plc	113,966	18,529,805,933.92	100.00%
(5) Series 2012-1 Issuance (issued on 25 January 2012, stated as at 30 November 2011 cut-off date)	Santander UK plc	141,296	23,413,735,416.42	100.00%
(6) Series 2012-2 Issuance (issued on 19 April 2012, stated as at 29 February 2012 cut-off date)	Santander UK plc	147,224	24,428,499,421.11	100.00%
(7) Series 2012-3 Issuance (issued on 8 June 2012, stated as at 30 April 2012 cut-off date)	Santander UK plc	144,445	24,312,768,341.61	100.00%
(8) Series 2012-4 Issuance (issued on 28 August 2012, stated as at 30 June 2012 cut-off date)	Santander UK plc	139,865	22,628,010,627.50	100.00%
(9) Series 2013-1 Issuance (issued on 30 May 2013, stated as at 31 March 2013 cut-off date)	Santander UK plc	147,372	23,282,515,917.80	100.00%

(10) Total (as at 31 December 2013)	Santander UK plc	123,668	20,559,934,378.14	100.00%	1	1,321,459.21	0.01%	1	1,321,459.21	0.01%	0	0	0%	0	0	0%	0	0	0%	0	0	0%

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Santander UK plc

(Securitizer)

By: /s/ Thomas Ranger

Name: Thomas Ranger

Title: Duly Authorized Attorney

Date: February 7, 2014